Average Annual Total Returns{- Fidelity Advisor® Real Estate Fund} - 07.31 Fidelity Advisor Real Estate Fund AMCIZ PRO-14 - Fidelity Advisor® Real Estate Fund	Fidelity Advisor Real Estate Fund-Class A Return Before Taxes Past 1 year	Fidelity Advisor Real Estate Fund-Class A Return Before Taxes Past 5 years	Fidelity Advisor Real Estate Fund-Class A Return Before Taxes Past 10 years	Fidelity Advisor Real Estate Fund-Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Real Estate Fund-Class A After Taxes on Distributions Past 5 years	Fidelity Advisor Real Estate Fund-Class A After Taxes on Distributions Past 10 years	Fidelity Advisor Real Estate Fund-Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Real Estate Fund-Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor Real Estate Fund-Class A After Taxes on Distributions and Sales Past 10 years	Fidelity Advisor Real Estate Fund-Class M Return Before Taxes Past 1 year	Fidelity Advisor Real Estate Fund-Class M Return Before Taxes Past 5 years	Fidelity Advisor Real Estate Fund-Class M Return Before Taxes Past 10 years	Fidelity Advisor Real Estate Fund-Class C Return Before Taxes Past 1 year	Fidelity Advisor Real Estate Fund-Class C Return Before Taxes Past 5 years	Fidelity Advisor Real Estate Fund-Class C Return Before Taxes Past 10 years	Fidelity Advisor Real Estate Fund - Class I Return Before Taxes Past 1 year	Fidelity Advisor Real Estate Fund - Class I Return Before Taxes Past 5 years	Fidelity Advisor Real Estate Fund - Class I Return Before Taxes Past 10 years	Class Z Return Before Taxes Past 1 year	Class Z Return Before Taxes Past 10 years	Class Z Return Before Taxes Since Inception		Class Z Return Before Taxes Inception Date	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	IXWEJ Past 1 year	IXWEJ Past 5 years	IXWEJ Past 10 years
Total	30.55%	7.60%	9.30%	28.69%	5.94%	7.70%	19.15%	5.52%	7.05%	33.36%	7.86%	9.31%	36.43%	8.02%	9.27%	38.77%	9.15%	10.22%	39.09%		13.10%	[1]	Oct. 02, 2018	28.71%	18.47%	16.55%	40.56%	8.13%	9.92%

[1]	(a)Since inception October 2, 2018.